INCOME TAX EXPENSE (Details) - USD ($)		12 Months Ended			108 Months Ended
	Jan. 01, 2008	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2023
Income tax rate (as a percent)		15.00%	15.00%	15.00%
Net operating losses		$ 27,453,623
Provision for income taxes		$ 1,701,613
PRC
Income tax rate (as a percent)	25.00%
Dividends withholding tax rate		10.00%
Net operating losses		$ 9,206,664
PRC | TASE
Preferential tax rate (as a percent)	15.00%
Effective period of TASE certificate (in years)	3 years
PRC | TASE | Adagene (Suzhou) Limited
Preferential tax rate (as a percent)					15.00%
Hong Kong
Income tax rate (as a percent)		16.50%	16.50%
Net operating losses		$ 5,240,125
Withholding tax		0
Hong Kong | Adagene (Hong Kong) Limited
Assessable profits or earnings		0	$ 0
Provision for income taxes		$ 0	0
Australia
Income tax rate (as a percent)		30.00%
Dividends withholding tax rate		30.00%
Net operating losses		$ 3,684,472
Australia | Adagene Australia PTY Ltd.
Taxable Income		0	0	$ 0
Provision for income taxes		$ 0	$ 0	$ 0
United States
Dividends withholding tax rate		30.00%
Net operating losses		$ 640,570
State income tax rate (as a percent)		21.00%
California
State income tax rate (as a percent)		8.84%
SWITZERLAND
Income tax rate (as a percent)		8.50%
Dividends withholding tax rate		35.00%
Net operating losses		$ 8,467,321
SWITZERLAND | Adagene AG
Income tax rate (as a percent)		6.50%
Capital tax rate for Canton of Basel		0.10%
SINGAPORE
Net operating losses		$ 214,471